segment information	12 Months Ended
Dec. 31, 2022
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. Effective September 1, 2022, we embarked upon the modification of our internal and external reporting processes, systems and internal controls concurrent with the acquisition and integration of LifeWorks Inc., as referenced in Note 18(b), and correspondingly are assessing our segmented reporting structure.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security); healthcare software and technology solutions (including employee and family assistance programs and benefits administration); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

The digitally-led customer experiences – TELUS International (DLCX) segment, which has the U.S. dollar as its primary functional currency, is comprised of digital customer experience and digital-enablement transformation solutions, including artificial intelligence and content management, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

							Digitally-led customer
	TELUS technology solutions						experiences - TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Twelve-month periods ended December 31 (millions)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Operating revenues
External revenues
Service	$6,697	$6,297	$6,582	$5,928	$13,279	$12,225	$2,677	$2,310	$—	$—	$15,956	$14,535
Equipment	2,026	2,042	310	261	2,336	2,303	—	—	—	—	2,336	2,303
Revenues arising from contracts with customers	$8,723	$8,339	$6,892	$6,189	15,615	14,528	2,677	2,310	—	—	18,292	16,838

	Other income (Note 7)				120	420	—	—	—	—	120	420
					15,735	14,948	2,677	2,310	—	—	18,412	17,258
	Intersegment revenues				17	18	537	444	(554)	(462)	—	—
					$15,752	$14,966	$3,214	$2,754	$(554)	$(462)	$18,412	$17,258
	EBITDA [2]				$5,697	$5,735	$709	$555	$—	$—	$6,406	$6,290
	Restructuring and other costs included in EBITDA (Note 16)				180	148	60	38	—	—	240	186
	Equity (income) loss related to real estate joint venture				(3)	3	—	—	—	—	(3)	3
	Gain on disposition of financial solutions business (Note 7)				—	(410)	—	—	—	—	—	(410)
	Adjusted EBITDA [2]				$5,874	$5,476	$769	$593	$—	$—	$6,643	$6,069
	CAPEX, excluding spectrum licences [3]				$3,337	$3,372	$135	$126	$—	$—	$3,472	$3,498
	Adjusted EBITDA less CAPEX, excluding spectrum licences [2]				$2,537	$2,104	$634	$467	$—	$—	$3,171	$2,571

					Operating revenues – external and other income (above)						$18,412	$17,258
					Goods and services purchased						7,107	6,699
					Employee benefits expense						4,899	4,269
					EBITDA (above)						6,406	6,290
					Depreciation						2,226	2,126
					Amortization of intangible assets						1,226	1,090
					Operating income						2,954	3,074
					Financing costs						632	796
					Income before income taxes						$2,322	$2,278

1

The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.

2

Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less CAPEX, excluding spectrum licences, because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in measuring compliance with certain debt covenants.

3

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location where the goods and/or services are provided; for the year ended December 31, 2022, we attributed approximately $3.1 billion (2021 – $2.6 billion) of our revenues to countries other than Canada (our country of domicile). We do not have significant amounts of property, plant and equipment located outside of Canada. As at December 31, 2022, on a historical cost basis, we had approximately $2.7 billion (2021 – $2.2 billion) and approximately $3.0 billion (2021 – $2.2 billion) of intangible assets and goodwill, respectively, located outside of Canada.